Reporting Segment and Geographic Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Reporting Segment and Geographic Information [Abstract]
Description of CODM	The Company operates as a single operating segment, with its Chief Executive Officer acting as the Chief Operating Decision Maker (CODM). The CODM regularly reviews the financial information on a consolidated basis and evaluates the segment’s performance based on its operating loss, as reported in the consolidated statements of comprehensive loss.
Operating segment	1
Reportable segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer